COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]

Accrued Obligations for Environmental Matters
In millions	2010	2009
Balance at January 1	$619	$312
Additional accruals	159	271
Assumed from Rohm and Haas	—	159
Charges against reserve	(171)	(143)
Foreign currency impact	—	20
Balance at December 31	$607	$619

Receivables for Asbestos-Related Costs

Receivables for Asbestos-Related Costs at December 31 In millions	2010	2009
Receivables for defense costs – carriers with settlement agreements	$12	$91
Receivables for resolution costs – carriers with settlement agreements	236	357
Receivables for insurance recoveries – carriers without settlement agreements	50	84
Total	$298	$532

Table of Fixed and Determinable Portion of Take-or-Pay and Throughput Obligations

Fixed and Determinable Portion of Take-or-Pay and Throughput Obligations at December 31, 2010 In millions
2011	$3,603
2012	3,261
2013	2,647
2014	2,055
2015	1,341
2016 and beyond	8,203
Total	$21,110

Table of Guarantees by Type

Guarantees at December 31, 2010 In millions	Final Expiration	Maximum Future Payments	Recorded Liability
Guarantees	2020	$445	$80
Residual value guarantees (1)	2020	391	17
Total guarantees		$836	$97

(1)
Does not include the residual value guarantee related to the Company's variable interest in an owner trust that was consolidated in the first quarter of 2010 with the adoption of ASU 2009-17; see Notes B and S.

Guarantees at December 31, 2009 In millions	Final Expiration	Maximum Future Payments	Recorded Liability
Guarantees	2020	$358	$52
Residual value guarantees	2014	695	5
Total guarantees		$1,053	$57

Schedule of Change in Asset Retirement Obligation [Table Text Block]

Asset Retirement Obligations
In millions	2010	2009
Balance at January 1	$101	$106
Additional accruals	6	7
Assumed from Rohm and Haas (1)	—	13
Sold with Salt business (2)	—	(12)
Liabilities settled	(10)	(21)
Accretion expense	1	1
Revisions in estimated cash flows	1	1
Other	—	6
Balance at December 31	$99	$101

(1)	See Note D.

(2)	See Note E.